Investing in Forward and Futures Contracts - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Forward currency contracts
Derivative Volume [Line Items]
Average month-end notional amount of open forward currency contracts	$ 184,773,414	$ 244,031,041	$ 133,811,286
Futures contracts
Derivative Volume [Line Items]
Average month-end notional amount of open futures contracts	$ 131,856,613	$ 602,423,480	$ 405,818,327